Provisions and contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions and contingencies (Details) [Line Items]
Provisions for impact of transfer pricing		$ 354	$ 173
Proposed sanction amount	$ 954
Softcaps legal proceedings [Member]
Provisions and contingencies (Details) [Line Items]
Total balance	459	630	1,777
Total balance	60	108	248
Administrative litigation	52	154	1,032
Tax litigation	347	368	419
Rymco Medical legal proceedings [Member]
Provisions and contingencies (Details) [Line Items]
Opening balance		38	38
Procaps legal proceedings [Member]
Provisions and contingencies (Details) [Line Items]
Total balance	$ 42	845	326
Legal proceedings of Industrias Kadima [Member]
Provisions and contingencies (Details) [Line Items]
Opening balance		$ 67	$ 67